CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK
CONCENTRATIONS OF RISK
Financial instruments that potentially subject us to concentrations of credit risk consist of cash and accounts receivable. We maintain our cash in bank deposit accounts that frequently exceed federally insured limits. We have not experienced any losses in such accounts and do not believe we are exposed to any significant risk.
Accounts receivable primarily comprise amounts due for the gathering, treating and processing services we provide to our customers and also the sale of natural gas liquids resulting from our processing services. This industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that our customers may be similarly affected by changes in economic, industry or other conditions. We monitor the creditworthiness of our counterparties and can require letters of credit for receivables from counterparties that are judged to have substandard credit, unless the credit risk can otherwise be mitigated.
Counterparties accounting for more than 10% of total revenues were as follows:

	Year ended December 31,
	2014	2013	2012
Revenue:
Counterparty A - Piceance Basin	20%	21%	27%
Counterparty B - Barnett Shale	*	15%	19%
Counterparty C - Williston Basin – Gas	*	*	—%
Counterparty D - Marcellus Shale	*	*	—%
Counterparty E - Piceance Basin	*	*	—%
Counterparty F - Barnett Shale	*	*	14%
__________
* Less than 10%
Counterparties accounting for more than 10% of total accounts receivable were as follows:

	December 31,
	2014	2013
Accounts receivable:
Counterparty A - Piceance Basin	27%	36%
Counterparty B - Barnett Shale	*	10%
Counterparty C - Williston Basin – Gas	13%	*
Counterparty D - Marcellus Shale	*	*
Counterparty E - Piceance Basin	*	*
Counterparty F - Barnett Shale	*	*
__________
* Less than 10%